INVESTMENTS - Equity Accounting Method Investment Continuity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Investments, beginning balance	$ 3,983
Equity pick-up from equity investees	232	$ 258
Investments, ending balance	4,133	3,983
Joint ventures
Disclosure of joint ventures [line items]
Investments, beginning balance	3,983	4,594
Equity pick-up from equity investees	232	258
Dividends received from equity investees	(273)	(869)
Non-cash dividend received from equity investees	(505)
Investments Account for Using Equity Method, Acquired	703
Shareholder loan repayment	(7)
Investments, ending balance	4,133	3,983
Kibali [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	2,659	3,267
Equity pick-up from equity investees	145	86
Dividends received from equity investees	(180)	(694)
Non-cash dividend received from equity investees	(505)
Investments Account for Using Equity Method, Acquired	0
Shareholder loan repayment	0
Investments, ending balance	2,119	2,659
Jabal Sayid [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	382	382
Equity pick-up from equity investees	102	124
Dividends received from equity investees	(93)	(124)
Non-cash dividend received from equity investees	0
Investments Account for Using Equity Method, Acquired	0
Shareholder loan repayment	0
Investments, ending balance	391	382
Zaldivar [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	890	893
Equity pick-up from equity investees	(16)	47
Dividends received from equity investees	0	(50)
Non-cash dividend received from equity investees	0
Investments Account for Using Equity Method, Acquired	0
Shareholder loan repayment	0
Investments, ending balance	874	890
Porgera [Member]
Disclosure of joint ventures [line items]
Investments, beginning balance	0	0
Equity pick-up from equity investees	0	0
Dividends received from equity investees	0	0
Non-cash dividend received from equity investees	0
Investments Account for Using Equity Method, Acquired	703
Shareholder loan repayment	0
Investments, ending balance	703	0
Other
Disclosure of joint ventures [line items]
Investments, beginning balance	52	52
Equity pick-up from equity investees	1	1
Dividends received from equity investees	0	(1)
Non-cash dividend received from equity investees	0
Investments Account for Using Equity Method, Acquired	0
Shareholder loan repayment	(7)
Investments, ending balance	$ 46	$ 52